Summary of significant accounting and reporting policies (Tables)	12 Months Ended
Mar. 31, 2013
Estimated Useful Lives of Major Depreciable Assets

The estimated useful lives of major depreciable assets are as follows:

Major wireless telecommunications equipment	8 to 16 years
Steel towers and poles for antenna equipment	30 to 40 years
Reinforced concrete buildings	42 to 56 years
Tools, furniture and fixtures	4 to 15 years

Deferred Revenue and Deferred Charges

Deferred revenue and deferred charges as of March 31, 2012 and 2013 were as follows:

	Millions of yen
	2012	2013
Current deferred revenue	¥67,664	¥68,956
Long-term deferred revenue	75,657	70,150
Current deferred charges	12,913	24,942
Long-term deferred charges	75,657	70,150